                            NATIONWIDE MUTUAL FUNDS
                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                        Supplement Dated October 3, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

NorthPointe Holdings,  LLC and Nationwide Emerging Managers,  LLC ("Nationwide")
have completed a transaction  (the  "Transaction")  pursuant to which Nationwide sold to NorthPointe Holdings,  LLC all of its ownership interests in NorthPointe
Capital, LLC  ("NorthPointe").  NorthPointe is the subadviser to the NorthPointe
Small Cap Growth Fund and NorthPointe Small Cap Value Fund (the "Funds"), each a series of  Nationwide  Mutual Funds (the  "Trust").  Upon the  completion of the
Transaction on September 28, 2007, an "assignment" of NorthPointe's  subadvisory agreement  with the  Trust  occurred,  causing  such  subadvisory  agreement  to terminate automatically. At a meeting of the Board of Trustees of the Trust (the
"Board") on June 13, 2007, in anticipation of settlement of the Transaction, the
Board approved a new subadvisory  agreement with NorthPointe,  which took effect
October 1, 2007. The new subadvisory  agreement with NorthPointe is identical in all  material  respects  to the  Trust's  previous  subadvisory  agreement  with
NorthPointe.  In order to ensure continued provision of subadvisory  services by
NorthPointe to the Funds,  the Board approved the new  subadvisory  agreement in reliance  upon the Manager of Managers  Exemptive  Order the Trust has  obtained from the  Securities  and Exchange  Commission,  which  permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers of each of the Funds currently are expected to remain the same.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and NorthPointe.

                             NATIONWIDE MUTUAL FUNDS
                             Nationwide Growth Fund
                         Nationwide Large Cap Value Fund
                         Nationwide Mid Cap Growth Fund
                                 Nationwide Fund
                       Nationwide Value Opportunities Fund

                        Supplement Dated October 3, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

NorthPointe Holdings,  LLC and Nationwide Emerging Managers,  LLC ("Nationwide")
have completed a transaction  (the  "Transaction")  pursuant to which Nationwide sold to NorthPointe Holdings,  LLC all of its ownership interests in NorthPointe
Capital,  LLC  ("NorthPointe").  NorthPointe is the subadviser to the Nationwide
Large Cap Value  Fund,  Nationwide  Mid Cap  Growth  Fund and  Nationwide  Value
Opportunities Fund (the "Funds"),  each a series of Nationwide Mutual Funds (the
"Trust").  Upon the  completion  of the  Transaction  on September  28, 2007, an
"assignment"  of  NorthPointe's  subadvisory  agreement with the Trust occurred, causing such subadvisory agreement to terminate  automatically.  At a meeting of the  Board  of  Trustees  of the  Trust  (the  "Board")  on June  13,  2007,  in
anticipation  of  settlement  of  the  Transaction,  the  Board  approved  a new subadvisory  agreement with NorthPointe,  which took effect October 1, 2007. The new subadvisory agreement with NorthPointe is identical in all material respects to the Trust's  previous  subadvisory  agreement with  NorthPointe.  In order to ensure continued provision of subadvisory  services by NorthPointe to the Funds, the Board approved the new subadvisory agreement in reliance upon the Manager of
Managers Exemptive Order the Trust has obtained from the Securities and Exchange
Commission,  which permits the hiring of an unaffiliated  subadviser with Board, but not shareholder, approval.

The portfolio managers of each of the Funds currently are expected to remain the same.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and NorthPointe.

                             NATIONWIDE MUTUAL FUNDS
                     Nationwide Mid Cap Growth Leaders Fund
                             Nationwide Leaders Fund
                        Nationwide Small Cap Leaders Fund
                       Nationwide U.S. Growth Leaders Fund
                        Nationwide Worldwide Leaders Fund

                        Supplement Dated October 3, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

NorthPointe Holdings,  LLC and Nationwide Emerging Managers,  LLC ("Nationwide")
have completed a transaction  (the  "Transaction")  pursuant to which Nationwide sold to NorthPointe Holdings,  LLC all of its ownership interests in NorthPointe
Capital,  LLC  ("NorthPointe").  NorthPointe  is the subadviser to the small-cap growth sleeve of the  Nationwide  Small Cap Leaders Fund, a series of Nationwide
Mutual Funds (the "Trust").  Upon the completion of the Transaction on September
28, 2007, an "assignment" of NorthPointe's  subadvisory agreement with the Trust occurred,  causing such subadvisory agreement to terminate  automatically.  At a meeting of the Board of Trustees of the Trust (the "Board") on June 13, 2007, in
anticipation  of  settlement  of  the  Transaction,  the  Board  approved  a new subadvisory  agreement with NorthPointe,  which took effect October 1, 2007. The new subadvisory agreement with NorthPointe is identical in all material respects to the Trust's  previous  subadvisory  agreement with  NorthPointe.  In order to ensure  continued  provision  of  subadvisory  services  by  NorthPointe  to the
Nationwide  Small Cap  Leaders  Fund,  the Board  approved  the new  subadvisory agreement in reliance upon the Manager of Managers Exemptive Order the Trust has obtained from the Securities and Exchange  Commission,  which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio  managers of the  Nationwide  Small Cap Leaders Fund currently are expected to remain the same.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and NorthPointe.

                             NATIONWIDE MUTUAL FUNDS
                        Nationwide Micro Cap Equity Fund

                        Supplement Dated October 3, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

NorthPointe Holdings,  LLC and Nationwide Emerging Managers,  LLC ("Nationwide")
have completed a transaction  (the  "Transaction")  pursuant to which Nationwide sold to NorthPointe Holdings,  LLC all of its ownership interests in NorthPointe
Capital,  LLC  ("NorthPointe").  NorthPointe is the subadviser to the Nationwide
Micro Cap Equity Fund, a series of Nationwide  Mutual Funds (the "Trust").  Upon the  completion of the  Transaction  on September 28, 2007, an  "assignment"  of
NorthPointe's  subadvisory  agreement  with the  Trust  occurred,  causing  such subadvisory agreement to terminate  automatically.  At a meeting of the Board of
Trustees  of the Trust  (the  "Board")  on June 13,  2007,  in  anticipation  of settlement of the  Transaction,  the Board approved a new subadvisory  agreement with  NorthPointe,  which  took  effect  October 1,  2007.  The new  subadvisory agreement with NorthPointe is identical in all material  respects to the Trust's previous  subadvisory  agreement with NorthPointe.  In order to ensure continued
provision of subadvisory  services by  NorthPointe  to the Nationwide  Micro Cap
Equity Fund, the Board approved the new  subadvisory  agreement in reliance upon the  Manager  of  Managers  Exemptive  Order  the Trust  has  obtained  from the
Securities and Exchange Commission,  which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio  managers of the  Nationwide  Micro Cap Equity Fund  currently are expected to remain the same.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and NorthPointe.